Offerings	Jul. 29, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share(2)
Maximum Aggregate Offering Price	$ 10,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,381.00
Offering Note	(2) Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions. (4) The proposed maximum aggregate offering price of the common stock proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Warrants sold in the offering, and, as such, the proposed maximum aggregate offering price of the common stock and Pre-Funded Warrants (including the common stock issuable upon exercise of the Pre-Funded Warrants), if any, is $10,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series I Warrants to purchase common stock(3)
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(3) Pursuant to Rule 457(g) of the Securities Act, no separate registration fee is required for the warrants because the warrants are being registered in the same registration statement as the common stock issuable upon exercise of the warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants to purchase common stock(3)
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(3) Pursuant to Rule 457(g) of the Securities Act, no separate registration fee is required for the warrants because the warrants are being registered in the same registration statement as the common stock issuable upon exercise of the warrants.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of Series I Warrants(2)
Maximum Aggregate Offering Price	$ 30,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,143.00
Offering Note	(2) Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of Pre-Funded Warrants(2)
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(2) Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.